Earnings/(Loss) Per Share	12 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings/(Loss) Per Share	Earnings per share
Basic earnings per share
Basic earnings per share is calculated by dividing the net income attributable to shareholders by the weighted number of ordinary shares in issue during the year.

	2026	2025	2024
Ordinary shares in issue (000)	636 799	634 768	632 634
Adjustment for weighted number of ordinary shares in issue (000) (a)	(467)	(468)	(7 930)
Weighted number of ordinary shares in issue (000)	636 332	634 300	624 704
Adjustment for weighted number of treasury shares (000) (b)	(11 999)	(12 451)	(5 267)
Basic weighted average number of ordinary shares in issue (000)	624 333	621 849	619 437

SA Rand
	2026	2025 Restated[1]	2024 Restated[1]
Total net profit attributable to shareholders (million)	29 349	14 384	8 196
Total basic earnings per share (cents)	4 701	2 313	1 323
[1] Refer to note 38 for further detail on restatement.
(a)These are the weighted number of ordinary shares for the years presented. The 2024 amount includes 12 651 525 shares issued on 4 April 2024 as part of the new Harmony ESOP scheme. Refer to note 22 for the actual number of treasury shares that are in issue.
(b)These are the weighted number of treasury shares for the years presented. The increase in 2025 was due to the ESOP plan shares being weighted for a full 12-month period in 2025 compared to a five-month period in 2024. The impact of the shares on the basic weighted average number of shares was 11 951 993 in 2026 (2025: 12 404 035). Refer to note 22 for the actual number of treasury shares that are in issue.
12Earnings per share continued
Diluted earnings per share
For diluted earnings per share, the weighted average number of ordinary shares in issue is adjusted to assume conversion of all potential dilutive ordinary shares as a result of share options granted to employees under the share option schemes in issue. A calculation is performed to determine the number of shares that could have been acquired at fair value, determined as the average annual market share price of the company's shares, based on the monetary value of the subscription rights attached to the outstanding share options. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options.

	2026	2025	2024
Weighted average number of ordinary shares in issue (000)	624 333	621 849	619 437
Potential ordinary shares (000) (a)	9 258	6 851	10 256
Weighted average number of ordinary shares for diluted earnings per share (000)	633 591	628 700	629 693

SA Rand
	2026	2025 Restated[1]	2024 Restated[1]
Total diluted earnings per share (cents)	4 632	2 288	1 302
[1]Refer to note 38 for further detail on restatement.
(a)The issue price and the exercise of share options issued to the employees include the fair value of any services to be supplied to the entity in the future under the share option or other share-based payment arrangements.
Dividends

Accounting policy
Dividends declared are recognised in the period in which they are approved by the board of directors. Dividends are payable in
South African Rand.
Cash flows from dividends paid are classified under financing activities in the cash flow statement.

12Earnings per share continued
Dividends continued
•The board declared an interim ordinary dividend of 530 SA cents for the year ended 30 June 2026 and R3.4 billion was paid on
28 April 2026. In 2025, an interim ordinary dividend of 227 SA cents was declared and R1.4 billion was paid on 14 April 2025. In
2024, an interim ordinary dividend of 147 SA cents was declared and R930 million was paid on 15 April 2024.
•For the 2025 year, a final dividend of 155 SA cents was declared by the board, amounting to R986 million which was paid on
13 October 2025.  For 2024, 94 SA cents was declared and an amount of R596 million was paid on 14 October 2024.
•The board declared a final ordinary dividend of 750 SA cents for the year ended 30 June 2026 on 26 August 2026. An amount of
R4.8 billion was paid on 12 October 2026.
•Harmony declares an annual preference share dividend to the Harmony Gold Community Trust (the Trust) relating to the convertible preference shares which are treasury shares (refer to note 22 for details). The board declared a preference dividend of R47 million which was paid to the Trust on 10 September 2026 (2025: R22 million on 15 September 2025 and 2024:
R15 million on 17 September 2024).
•During 2026, dividend payments of R99 million were made to the non-controlling interest holders in Tswelopele Beneficiation
Operation (Proprietary) Limited (TBO) (2025: R62 million) (2024: R43 million).
Dividends paid to owners of the parent

	SA Rand
	2026	2025	2024
Dividends declared (millions)	4 364	2 038	1 394
Dividend per share (cents)	685	321	222